Cost Method Investment (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 07, 2010 Ordinary Shares of Cost Method Investee Class B
Schedule of Cost-method Investments
Number of ordinary shares agreed to subscribe			4,716
Percentage of outstanding ordinary shares			1.61%
Subscribed ordinary shares, value		$ 1,523,592	$ 1,500,000
Impairment on cost method investment	$ 1,500,000